Financial Instruments And Risks- Summary of Liquidity Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 327,529,659	¥ 184,698,038
Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,747,891	9,114,906
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	26,346,459	10,810,571
Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,814,255	5,483,757
Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	203,200,913	115,363,836
Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	64,731,369	20,969,026
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	827,776	1,028,209
Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	12,594,646	13,014,737
Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,266,350	8,912,996
Repayable on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	76,339,143	35,582,636
Repayable on demand [member] | Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,747,891	9,114,906
Repayable on demand [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,814,255	5,483,757
Repayable on demand [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	45,628	14,947
Repayable on demand [member] | Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	64,731,369	20,969,026
Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	165,816,681	82,639,575
Not later than three months [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	16,717,997	2,227,487
Not later than three months [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	148,079,478	79,283,191
Not later than three months [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	484,497	573,840
Not later than three months [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	91,869	101,854
Not later than three months [member] | Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	442,840	453,203
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	79,708,552	32,005,390
Later than one year and not later than two years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,628,462	120,537
Later than one year and not later than two years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	49,505,033	31,007,485
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	248,770	330,146
Later than one year and not later than two years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	12,502,777	94,019
Later than one year and not later than two years [member] | Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,823,510	453,203
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,655,954	34,452,496
Later than two years and not later than three years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		8,462,547
Later than two years and not later than three years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,570,774	5,058,213
Later than two years and not later than three years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	85,180	106,282
Later than two years and not later than three years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		12,818,864
Later than two years and not later than three years [member] | Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		8,006,590
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,329	17,941
Later than three years and not later than four years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 9,329	¥ 17,941